Equipment (Tables)	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Equipment

Equipment consists of the following:

	June 30, 2020	June 30, 2019
Leasehold improvements	$-	59,947
Equipment	228,578	9,050
	228,578	68,997
Less accumulated depreciation	(20,768)	(16,947)
Equipment, net	$207,810	$52,050